Financial Instruments (Predecessor) (Details)	6 Months Ended
	Jun. 30, 2022 USD ($) Charterer	Jun. 30, 2023 USD ($)
Financial Instruments [Abstract]
Percentage carrying value is less than fair market value of fixed interest long-term debt		0.20%
Carrying Value [Member]
Financial Instruments [Abstract]
Fixed interest long-term debt		$ 40,700,000
Fair Market Value [Member] | Level 2 [Member]
Financial Instruments [Abstract]
Fixed interest long-term debt		$ 40,607,000
United Maritime Predecessor [Member]
Financial Instruments [Abstract]
Number of charterers | Charterer	1
Percentage carrying value is less than fair market value of fixed interest long-term debt	1.02%
United Maritime Predecessor [Member] | Time Charter [Member]
Financial Instruments [Abstract]
Maximum aggregate amount of loss due to credit risk	$ 0
United Maritime Predecessor [Member] | Carrying Value [Member]
Financial Instruments [Abstract]
Fixed interest long-term debt	4,950,000
United Maritime Predecessor [Member] | Fair Market Value [Member] | Level 2 [Member]
Financial Instruments [Abstract]
Fixed interest long-term debt	$ 4,899,299